INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
Significant components of income taxes attributable to continuing operations
The significant components of income taxes attributable to continuing operations consisted of (in thousands):

	2011	2010	2009

Current:
Federal	$(39,708)	$16,959	$86,235
Foreign	15,368	32,402	22,607
State	566	(908)	779
Total current provision (benefit)	(23,774)	48,453	109,621
Deferred	18,115	43,481	9,565
Total provision (benefit)	$(5,659)	$91,934	$119,186

Income tax expense (benefit), income tax reconciliation
Rowan's provision for income taxes differs from that determined by applying the federal income tax rate (statutory rate) to income before income taxes, as follows (dollars in thousands):

	2011	2010	2009

Statutory rate	35%	35%	35%
Tax at statutory rate	$45,528	$125,837	$156,631
Increase (decrease) due to:
Foreign companies' operations	(59,349)	(25,711)	(7,335)
Extraterritorial income exclusion	(522)	-	(25,391)
State tax expense	81	(590)	512
Domestic production activities	-	(6,372)	(2,790)
Other, net	8,603	(1,230)	(2,441)
Total provision	$(5,659)	$91,934	$119,186

Deferred tax assets and liabilities
Temporary differences and carryforwards which gave rise to deferred tax assets and liabilities at December 31 were as follows (in thousands):

	2011		2010
	Current	Noncurrent	Current	Noncurrent

Deferred tax assets:
Accrued employee benefit plan costs	$26,519	$72,467	$16,788	$54,821
U.S. net operating loss	-	64,495	-	109,654
U.K. net operating loss	-	14,722	-	17,778
Other	4,874	10,861	3,473	12,403
Total deferred tax assets	31,393	162,545	20,261	194,656
Less: valuation allowance	-	(14,722)	-	(17,778)
Deferred tax assets, net of valuation allowance	31,393	147,823	20,261	176,878

Deferred tax liabilities:
Property, plant and equipment	-	615,319	-	609,321
Other	4,370	8,947	7,218	2,849
Total deferred tax liabilities	4,370	624,266	7,218	612,170
Net deferred tax asset (liability)	$27,023	$(476,443)	$13,043	$(435,292)

Changes in gross unrecognized tax benefits
The following table highlights the changes in the Company's gross unrecognized tax benefits during the years ended December 31 (in thousands):

	2011	2010	2009

Gross unrecognized tax benefits - beginning of year	$51,000	$54,200	$6,500
Gross increases - tax positions in prior period	4,300	-	37,600
Gross decreases - tax positions in prior period	-	(1,300)	-
Gross increases - current period tax positions	-	-	11,900
Settlements	-	-	-
Lapse of statute of limitations	-	(1,900)	(1,800)
Gross unrecognized tax benefit - end of year	$55,300	$51,000	$54,200